AQR FUNDS

Supplement dated March 1, 2022 (“Supplement”)

to the Class I Shares, Class N Shares and Class R6 Shares Prospectus,

dated May 1, 2021, as amended (the “Prospectus”),

of the AQR Managed Futures Strategy Fund and the AQR Managed Futures Strategy HV Fund (the “Funds”)

This Supplement updates certain information contained in the Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Summary Prospectuses, Prospectuses, and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective immediately:

•	the sub-section entitled “AQR Managed Futures Strategy Fund—Portfolio Managers” on page 39 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	January 5, 2010	Managing and Founding Principal of the Adviser
John M. Liew, Ph.D., M.B.A.	January 5, 2010	Founding Principal of the Adviser
Jordan Brooks, Ph.D., M.A.	March 1, 2022	Principal of the Adviser
Yao Hua Ooi	January 5, 2010	Principal of the Adviser
Ashwin Thapar	January 1, 2022	Principal of the Adviser
Erik Stamelos	January 1, 2022	Managing Director of the Adviser

•	the sub-section entitled “AQR Managed Futures Strategy HV Fund—Portfolio Managers” on page 47 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	January 5, 2010	Managing and Founding Principal of the Adviser
John M. Liew, Ph.D., M.B.A.	January 5, 2010	Founding Principal of the Adviser
Jordan Brooks, Ph.D., M.A.	March 1, 2022	Principal of the Adviser
Yao Hua Ooi	January 5, 2010	Principal of the Adviser
Ashwin Thapar	January 1, 2022	Principal of the Adviser
Erik Stamelos	January 1, 2022	Managing Director of the Adviser

•

the sub-section entitled “Portfolio Managers of the Adviser” beginning on page 128 of the Prospectus, in the section entitled “Management of the Funds,” is hereby deleted in its entirety and replaced with the following:

Portfolio Managers of the Adviser

The Adviser utilizes a team-based and integrated approach to its investment management process, including strategy development, research, portfolio implementation, risk management and trading execution. The Adviser’s investment decisions are based on quantitative analysis of a specified universe of securities or other assets. This quantitative analysis relies on proprietary models to generate views on securities or other assets and applies them in a disciplined and systematic process. The Adviser’s research, portfolio implementation and trading teams supervise the day-to-day execution of these models and continuously research ways to enhance their efficiency. Senior portfolio managers oversee this process while junior portfolio managers and portfolio implementation specialists provide appropriate oversight of the day to day details of each Fund’s portfolio.

Each of the portfolio managers listed below is a senior member of the applicable portfolio management team that oversees the Adviser’s investment management process for one or more of the investment strategies employed by the applicable Fund.

Fund	Portfolio Managers
AQR Alternative Risk Premia Fund	Jordan Brooks, Ph.D., M.A.
Scott Metchick
Yao Hua Ooi
Nathan Sosner, Ph.D.
Ashwin Thapar

AQR Diversified Arbitrage Fund	John M. Liew, Ph.D., M.B.A.
Lars N. Nielsen, M.Sc.
Ashwin Thapar

AQR Equity Market Neutral Fund	Clifford S. Asness, Ph.D., M.B.A.
Michele L. Aghassi, Ph.D.
Andrea Frazzini, Ph.D., M.S.
John J. Huss
Lars N. Nielsen, M.Sc.

AQR Long-Short Equity Fund	Clifford S. Asness, Ph.D., M.B.A.
Michele L. Aghassi, Ph.D.
Andrea Frazzini, Ph.D., M.S.
John J. Huss
Lars N. Nielsen, M.Sc.

Fund	Portfolio Managers
AQR Managed Futures Strategy Fund	Clifford S. Asness, Ph.D., M.B.A.
John M. Liew, Ph.D., M.B.A.
Jordan Brooks, Ph.D., M.A.
Yao Hua Ooi
Ashwin Thapar
Erik Stamelos

AQR Managed Futures Strategy HV Fund	Clifford S. Asness, Ph.D., M.B.A.
John M. Liew, Ph.D., M.B.A.
Jordan Brooks, Ph.D., M.A.
Yao Hua Ooi
Ashwin Thapar
Erik Stamelos

AQR Multi-Asset Fund	John M. Liew, Ph.D., M.B.A.
Jordan Brooks, Ph.D., M.A.
John J. Huss
Michael A. Mendelson, M.B.A., S.M.
Lars N. Nielsen, M.Sc.
Yao Hua Ooi

AQR Risk-Balanced Commodities Strategy Fund	Clifford S. Asness, Ph.D., M.B.A.
Jordan Brooks, Ph.D., M.A.
Lars N. Nielsen, M.Sc.
Yao Hua Ooi
Ashwin Thapar

AQR Style Premia Alternative Fund	Jordan Brooks, Ph.D., M.A.
Andrea Frazzini, Ph.D., M.S.
John J. Huss
Scott Metchick
Yao Hua Ooi
Ashwin Thapar

Information regarding the portfolio managers of each Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Funds’ SAI.

Clifford S. Asness, Ph.D., M.B.A., is the Managing and Founding Principal of the Adviser. Dr. Asness cofounded the Adviser in 1998 and serves as its chief investment officer. He earned a B.S. in economics from the Wharton School and a B.S. in engineering from the Moore School of Electrical Engineering at the University of Pennsylvania, as well as an M.B.A. and a Ph.D. in finance from the University of Chicago.

John M. Liew, Ph.D., M.B.A., is a Founding Principal of the Adviser. Dr. Liew cofounded the Adviser in 1998 where he oversees research and portfolio management and is a member of the firm’s Executive Committee. Dr. Liew earned a B.A. in economics, and an M.B.A. and a Ph.D. in finance, each from the University of Chicago.

Michele L. Aghassi, Ph.D., is a Principal of the Adviser. Dr. Aghassi joined the Adviser in 2005 and serves as a portfolio manager for the firm’s equity strategies. Dr. Aghassi earned a B.Sc. in applied mathematics from Brown University and a Ph.D. in operations research from the Massachusetts Institute of Technology.

Jordan Brooks, Ph.D., M.A., is a Principal of the Adviser. Dr. Brooks joined the Adviser in 2009 where he is Co-Head of Fixed Income and a senior member of the Research and Portfolio Management team. He earned a B.A. in economics and mathematics from Boston College, and an M.A. and a Ph.D., both in economics, from New York University in 2009.

Andrea Frazzini, Ph.D., M.S., is a Principal of the Adviser. Dr. Frazzini joined the Adviser in 2008 and is the Head of the Adviser’s Global Stock Selection team. He earned a B.S. in economics from the University of Rome III, an M.S. in economics from the London School of Economics and a Ph.D. in economics from Yale University.

John J. Huss is a Principal of the Adviser. Mr. Huss rejoined the Adviser in 2013 and is a researcher and portfolio manager for multi-asset class strategies as well as the firm’s equity strategies. Mr. Huss earned an S.B. in mathematics from the Massachusetts Institute of Technology.

Michael A. Mendelson, M.B.A., S.M., is a Principal of the Adviser. Mr. Mendelson joined the Adviser in July 2005 and is a portfolio manager and member of the firm’s Executive Committee. He earned an S.M. in chemical engineering, an S.B. in chemical engineering, an S.B. in mathematics and an S.B. in management from M.I.T., along with an M.B.A. from the University of California at Los Angeles.

Scott Metchick is a Principal of the Adviser. Mr. Metchick joined the Adviser in 2012 where he is a senior member of the Research and Portfolio management team responsible for the firm’s Alternative Risk Premia and Multi-Strategy products. Mr. Metchick earned his B.S. in finance from Lehigh University.

Lars N. Nielsen, M.Sc., is a Principal of the Adviser. Mr. Nielsen joined the Adviser in 2000, is a portfolio manager and is a member of the firm’s Executive Committee. Mr. Nielsen earned a B.Sc. and M.Sc. in economics from the University of Copenhagen.

Yao Hua Ooi is a Principal of the Adviser. Mr. Ooi joined the Adviser in 2004 and is Head of the Macro and Multi-Strategy team. In this role, he leads the Research and Portfolio Management teams focused on the Adviser’s macro and multi-strategy funds. Mr. Ooi earned a B.S. in economics from the Wharton School and a B.S. in engineering from the School of Engineering and Applied Science at the University of Pennsylvania.

Nathan Sosner, Ph.D., is a Principal of the Adviser. Dr. Sosner joined the Adviser in June 2015 is Head of the Specialized Investments Group, which focuses on situations where laws and regulations have meaningful effects on trading decisions, portfolio design and the choice of investment vehicles. He earned a B.A. and M.A. in economics from Tel Aviv University and a Ph.D. in economics from Harvard University.

Ashwin Thapar is a Principal of the Adviser. Mr. Thapar joined the Adviser in 2008 and is a senior member of the Research and Portfolio management team. In his role, Mr. Thapar co-heads research and portfolio management efforts on the Adviser’s macro and multi-strategy funds. Mr. Thapar earned a B.Sc. in finance and a B.A. in mathematics from the University of Pennsylvania.

Erik Stamelos is a Managing Director of the Adviser. Mr. Stamelos joined the Adviser in 2014 and is a portfolio manager for the Macro and Multi-Strategy team. Mr. Stamelos earned an A.B. in economics from Harvard University.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

AQR FUNDS

Supplement dated March 1, 2022 (“Supplement”)

to the Statement of Additional Information,

dated May 1, 2021, as amended (the “SAI”),

of the AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Diversifying Strategies Fund, AQR Equity Market Neutral Fund, AQR Long-Short Equity Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy Fund and AQR Style Premia Alternative Fund

(the “Funds”)

This Supplement updates certain information contained in the SAI. Please review this important information carefully. You may obtain copies of the Funds’ Summary Prospectuses, Prospectuses and SAI free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective March 1, 2022, the Board of Trustees of AQR Funds (the “Trust”) has appointed Kathleen Hagerty as a trustee of the Trust. Accordingly, effective immediately:

•	the section entitled “Management of the Funds,” beginning on page 39 of the SAI, is hereby deleted in its entirety and replaced with the following:

The overall management of the business and affairs of the Funds is vested with the Board of Trustees. The Board of Trustees consists of seven individuals (each, a “Trustee”), six of whom are not “interested persons” of the Trust as defined in the 1940 Act (the “Disinterested Trustees”). The Trustees are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to it including the Trust’s agreements with its investment advisers, investment sub-advisers, administrator, custodian and transfer agent. The management of each Fund’s day-to-day operations is delegated to its officers, the Adviser, the Sub-Adviser (in the case of AQR Diversified Arbitrage Fund) and the Funds’ administrator, subject always to the investment objectives and policies of each of the Funds and to general supervision of the Board of Trustees. The Disinterested Trustees have retained independent legal counsel to assist them in connection with their duties.

Listed in the chart below is basic information regarding the Trustees and officers of the Trust. The address of each officer and Trustee is Two Greenwich Plaza, Greenwich CT 06830.

Name and Year of Birth	Current Position with the Trust, Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Present or Past Directorships Held by Trustee (during the past 5 years)

Disinterested Trustees[2]
Brian Posner, M.B.A, 1961	Chairman of the Board, since 2020; Trustee, since 2011	President, Point Rider Group LLC (since 2008) (consulting)	32	Biogen Inc. (since 2008) (biotechnology company)[4]; Arch Capital Group (since 2010) (insurance company); Bioverativ Inc. (2017-2018)
L. Joe Moravy, M.B.A., CPA, 1950	Trustee, since 2008	Retired Independent Consultant (2014-2020)	32	None
William L. Atwell, M.B.A., 1950	Trustee, since 2011	Retired from Atwell Partners, LLC (2012-2019) (consulting)	32	Webster Financial Corporation (since 2014) (banking); Blucora, Inc. (2017-2019)
Gregg D. Behrens, M.M., 1952	Trustee, since 2011	Retired from Northern Trust Company (since 2009) (banking)	32	Kiwi Wealth (wealth management) (since 2020)
Mark A. Zurack, M.B.A., CFA 1957	Trustee, since 2014	Professor, Columbia Business School (since 2002)	32	Exchange Traded Concepts Trust (19 portfolios) (since 2011)
Kathleen Hagerty, Ph.D., M.B.A.	Trustee, since 2022	Provost (since 2020) and Associate Provost (2019-2020), Northwestern University; Interim Dean (2019-2020), Senior Associate Dean (2016-2019) and Professor (since 1984), Kellogg School of Management, Northwestern University	32	None

Interested Trustees[3]
David Kabiller, CFA, 1963	Trustee, since 2010	Founding Principal, AQR Capital Management, LLC (since 1998)	32	None

Name and Year of Birth	Current Position with the Trust, Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Present or Past Directorships Held by Trustee (during the past 5 years)
Officers
Ted Pyne, M.B.A., Ph.D., 1966	Chief Executive Officer and President, since 2020	Principal, AQR Capital Management, LLC (since 2016)	N/A	N/A
H.J. Willcox, J.D., 1966	Chief Compliance Officer, since 2013; Anti-Money Laundering Officer, since 2017	Principal, Chief Legal Officer and Global Head of Compliance, AQR Capital Management, LLC (since 2013)	N/A	N/A
Bradley Asness, J.D., M.B.A., 1969	Vice President, since 2009	Principal and Co-Chief Operating Officer, AQR Capital Management, LLC (since 1998)	N/A	N/A
Patrick Ryan, CPA 1965	Assistant Treasurer, since 2020	Principal, AQR Capital Management, LLC (since 2012)	N/A	N/A
Heather Bonner, CPA, 1977	Chief Financial Officer, since 2014; Treasurer, since 2018	Managing Director, AQR Capital Management, LLC (since 2013)	N/A	N/A
Nicole DonVito, J.D., 1979	Chief Legal Officer, since 2014; Vice President, since 2009	Managing Director, Senior Counsel & Head of Registered Products, AQR Capital Management, LLC (since 2007)	N/A	N/A
Matthew Plastina, 1970	Assistant Treasurer, since 2020	Vice President, AQR Capital Management, LLC (since 2018); Executive Director, JP Morgan Investment Management (2010-2018)	N/A	N/A

1 Each Trustee serves until the election and qualification of a successor, or until death, resignation or removal as provided in the Trust’s Declaration of Trust. A Disinterested Trustee may not hold office beyond December 31 of the year in which he turns 75.

2 A Disinterested Trustee is any Trustee that is not an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

3 An Interested Trustee is a Trustee that is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Kabiller is an interested person of the Trust because of his position with the Adviser.

4 Mr. Posner will be retiring from his position on the Board of Directors of Biogen Inc. effective as of the company’s 2022 annual meeting of stockholders.

•	The first paragraph under the heading “Leadership Structure of the Board of Trustees,” beginning on page 41 of the SAI, is hereby deleted in its entirety and replaced with the following:

Overall responsibility for oversight of the Trust and its Funds rests with the Board of Trustees. The Trust, on behalf of the Funds, has engaged the Adviser, and for the AQR Diversified Arbitrage Fund, has also engaged the Sub-Adviser to manage the Funds on a day-to-day basis. The Board is responsible for overseeing the Adviser, the Sub-Adviser and any other service providers in the operations of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws, the Trust’s Declaration of Trust and By-laws, and each Fund’s investment objectives and strategies. The Board is presently composed of seven members, six of whom are Disinterested Trustees. The Board currently conducts regular in-person meetings and holds special telephonic meetings, or informal conference calls, to discuss specific matters that may arise or require action between regular Board meetings. The Disinterested Trustees also meet in executive session, at which no Trustees who are interested persons of the Funds are present. The Disinterested Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

•	The following is added as the seventh paragraph under the heading “Board of Trustees and Committees” beginning on page 42 of the SAI:

Kathleen M. Hagerty, Ph.D., M.B.A. Ms. Hagerty has served as Trustee of the Trust since 2022. Ms. Hagerty has over 30 years of experience as a professor of finance at Northwestern University, holding many leadership positions within the Kellogg School of Management. She currently serves as the Provost of Northwestern University and holds the First Chicago Professorship in Finance at the Kellogg School of Management. Ms. Hagerty has corporate governance experience serving on the board of a not-for-profit organization and having served as a member of the National Adjudicatory Council of the National Association of Security Dealers. She also has consulting experience providing derivatives training to various financial services firms.

•	The section entitled “Fund Ownership of the Trustees,” beginning on page 44 of the SAI, is hereby deleted in its entirety and replaced with the following:

The following table sets forth, for each Trustee, the dollar range of shares owned in a Fund as of December 31, 2020 (unless otherwise indicated), as well as the aggregate dollar range of shares owned by the Trustee in the Trust as of the same date:

Name of Trustee	Dollar Range of Equity Securities in the Fund		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies

	Name of Fund	Dollar Range
Brian Posner, M.B.A.	AQR Multi-Asset Fund	$50,001- $100,000	Over $100,000*
	AQR Long-Short Equity Fund	$50,001- $100,000
L. Joe Moravy, M.B.A., CPA	AQR Diversified Arbitrage Fund	$10,001-$50,000	Over $100,000*
	AQR Long-Short Equity Fund	$10,001-$50,000
	AQR Managed Futures Strategy Fund	$10,001-$50,000
	AQR Multi-Asset Fund	$50,001- $100,000
William L. Atwell, M.B.A.	N/A	None	Over $100,000*
Gregg D. Behrens, M.M.	AQR Multi-Asset Fund	$10,001-$50,000	Over $100,000*
	AQR Managed Futures Strategy Fund	$50,001- $100,000
	AQR Risk Parity MV Fund	$50,001- $100,000
	AQR Style Premia Alternative Fund	$50,001- $100,000
Mark A. Zurack, M.B.A., CFA	N/A	None	Over $100,000*
Kathleen Hagerty, Ph.D., M.B.A.	N/A	None	None**
David Kabiller, CFA	AQR Alternative Risk Premia Fund	$10,001-$50,000	Over $100,000*
	AQR Diversified Arbitrage Fund	$10,001-$50,000
	AQR Diversifying Strategies Fund	Over $100,000

* Trustee holds equity securities in other series of the Trust which are described in a separate Statement of Additional Information.

** Information provided as of January 31, 2022. Trustee was appointed as a Trustee to the Trust on March 1, 2022.

Additionally, effective immediately:

•	The section entitled “Portfolio Manager Holdings,” beginning on page 52 of the SAI, is hereby deleted in its entirety and replaced with the following:

The dollar range of equity securities of each Fund listed below beneficially owned by the portfolio managers of such Fund as of December 31, 2020, unless noted otherwise, is as follows:

Portfolio Manager	Name of Fund	Dollar Range of Equity Securities Beneficially Owned
Michele L. Aghassi, Ph.D.	AQR Equity Market Neutral Fund	$10,001-$50,000
	AQR Long-Short Equity Fund	$10,001-$50,000
Clifford S. Asness, Ph.D., M.B.A.	AQR Equity Market Neutral Fund	None*
	AQR Long-Short Equity Fund	None*
	AQR Managed Futures Strategy Fund	$100,001-$500,000
	AQR Managed Futures Strategy HV Fund	$100,001-$500,000
	AQR Risk-Balanced Commodities Strategy Fund	None*
Jordan Brooks, Ph.D., M.A.	AQR Alternative Risk Premia Fund	None*
	AQR Diversifying Strategies Fund	None*
	AQR Managed Futures Strategy Fund	None**
	AQR Managed Futures Strategy HV Fund	None**
	AQR Multi-Asset Fund	None*
	AQR Risk-Balanced Commodities Strategy Fund	None*
	AQR Style Premia Alternative Fund	None*
Robert F. Bryant, B.S.	AQR Diversified Arbitrage Fund	None
Andrea Frazzini, Ph.D., M.S.	AQR Equity Market Neutral Fund	$10,001-$50,000
	AQR Long-Short Equity Fund	$10,001-$50,000
	AQR Style Premia Alternative Fund	$10,001-$50,000
John J. Huss	AQR Diversifying Strategies Fund	None*
	AQR Equity Market Neutral Fund	None*
	AQR Long-Short Equity Fund	$10,001-$50,000*
	AQR Multi-Asset Fund	$10,001-$50,000
	AQR Risk Parity II MV Fund	$10,001-$50,000
	AQR Style Premia Alternative Fund	None*
John M. Liew, Ph.D., M.B.A.	AQR Diversified Arbitrage Fund	$10,001-$50,000*
	AQR Managed Futures Strategy Fund	$100,001-$500,000
	AQR Managed Futures Strategy HV Fund	$100,001-$500,000
	AQR Multi-Asset Fund	$100,001-$500,000
	AQR Risk Parity II MV Fund	$100,001-$500,000
Michael A. Mendelson, M.B.A, S.M.	AQR Multi-Asset Fund	$500,001-$1,000,000
	AQR Risk Parity II MV Fund	$100,001-$500,000

Portfolio Manager	Name of Fund	Dollar Range of Equity Securities Beneficially Owned
Scott Metchick	AQR Alternative Risk Premia Fund	None*
	AQR Diversifying Strategies Fund	None
	AQR Style Premia Alternative Fund	None*
Mark L. Mitchell, Ph.D.	AQR Diversified Arbitrage Fund	Over $1,000,000
Lars N. Nielsen, M.Sc.	AQR Diversified Arbitrage Fund	$50,001-$100,000
	AQR Diversifying Strategies Fund	None
	AQR Equity Market Neutral Fund	$50,001-$100,000
	AQR Long-Short Equity Fund	$50,001-$100,000
	AQR Multi-Asset Fund	$50,001-$100,000
	AQR Risk-Balanced Commodities Strategy Fund	$10,001-$50,000
	AQR Risk Parity II MV Fund	$10,001-$50,000
Yao Hua Ooi	AQR Alternative Risk Premia Fund	$10,001-$50,000
	AQR Diversifying Strategies Fund	None
	AQR Managed Futures Strategy Fund	$50,001-$100,000
	AQR Managed Futures Strategy HV Fund	$10,001-$50,000
	AQR Multi-Asset Fund	$10,001-$50,000
	AQR Risk Parity II MV Fund	$10,001-$50,000
	AQR Risk-Balanced Commodities Strategy Fund	$10,001-$50,000
	AQR Style Premia Alternative Fund	$10,001-$50,000
Todd C. Pulvino, Ph.D., A.M., M.S.	AQR Diversified Arbitrage Fund	$100,001-$500,000
Nathan Sosner, Ph.D.	AQR Alternative Risk Premia Fund	$10,001-$50,000
Erik Stamelos	AQR Managed Futures Strategy Fund	None*
	AQR Managed Futures Strategy HV Fund	None*
Ashwin Thapar	AQR Alternative Risk Premia Fund	None*
	AQR Diversified Arbitrage Fund	None*
	AQR Diversifying Strategies Fund	None
	AQR Managed Futures Strategy Fund	None*
	AQR Managed Futures Strategy HV Fund	None*
	AQR Risk-Balanced Commodities Strategy Fund	None*
	AQR Style Premia Alternative Fund	None*

* Holdings information provided as of October 31, 2021.

** Holdings information provided as of January 31, 2022.

•	the section entitled “Other Accounts Managed,” beginning on page 53 of the SAI, is hereby deleted in its entirety and replaced with the following:

Each of the portfolio managers is also responsible for managing other accounts in addition to the respective Fund or Funds which the portfolio manager manages, including other accounts of the Adviser, the Sub-Adviser or their affiliates. Other accounts may include, without limitation, separately managed accounts for foundations, endowments, pension plans, and high net-worth families; registered investment companies; unregistered investment companies relying on either Section 3(c)(1) or Section 3(c)(7) of the 1940 Act (such companies are commonly referred to as “hedge funds”); foreign investment companies; and may also include accounts or investments managed or made by the portfolio managers in a personal or other capacity, including reference accounts for non-discretionary model portfolios offered by the Adviser (“Proprietary Accounts”). Management of other accounts in addition to the Funds can present certain conflicts of interest, as described below (under “Potential Conflicts of Interest”).

The following table indicates the number of accounts and assets under management for each type of account managed as of December 31, 2020, unless otherwise noted:

	NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS

	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management
Michele L. Aghassi, Ph.D.	28	$15,082,205,529	8	$5,334,487,924	11	$4,803,177,212
Clifford S. Asness, Ph.D., M.B.A.	20	$5,650,692,389	21	$8,813,837,178	41	$22,904,659,768
Jordan Brooks, Ph.D., M.A.*	2	$246,357,993	1	$37,895,811	0	–
Robert F. Bryant, B.S.	0	–	6	$971,582,074	0	–
Andrea Frazzini, Ph.D., M.S.	32	$15,880,084,340	13	$6,342,465,869	24	$14,865,916,017
John J. Huss	2	$4,302,207,974	21	$12,912,234,129	1	$342,589,976
John M. Liew, Ph.D., M.B.A.	5	$831,767,181	15	$7,246,194,447	22	$12,016,695,908
Michael A. Mendelson, M.B.A., S.M.	2	$4,302,207,974	21	$10,129,213,802	1	$342,589,976
Scott Metchick	0	–	19	$3,369,918,628	2	$387,968,992
Mark L. Mitchell, Ph.D.	0	–	7	$1,102,563,406	0	–
Lars N. Nielsen, M.Sc.	34	$20,279,428,260	29	$8,876,574,793	30	$18,546,081,913
Yao Hua Ooi	5	$4,520,376,240	26	$11,153,862,963	1	$342,589,976
Todd C. Pulvino, Ph.D., A.M., M.S.	0	–	7	$1,102,563,406	0	–
Nathan Sosner, Ph.D.	0	–	6	$848,395,130	0	–
Erik Stamelos**	0	–	5	$507,251,675	2	$100,000,000
Ashwin Thapar	1	$189,275,894	33	$9,729,294,086	32	$20,138,978,935

* Account information provided as of January 31, 2022.

** Account information provided as of October 31, 2021.

	NUMBER OF OTHER ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS

	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management
Michele L. Aghassi, Ph.D.	1	$134,631,348	5	$3,739,844,343	4	$1,850,434,416
Clifford S. Asness, Ph.D., M.B.A.	0	–	19	$7,428,813,258	17	$9,057,698,861
Jordan Brooks, Ph.D., M.A.*	0	–	1	$37,895,811	0	–
Robert F. Bryant, B.S.	0	–	6	$971,582,074	0	–
Andrea Frazzini, Ph.D., M.S.	1	$134,631,348	10	$4,747,822,288	6	$3,874,004,899
John J. Huss	0	–	19	$12,132,171,092	0	–
John M. Liew, Ph.D., M.B.A.	0	–	14	$6,043,356,356	9	$5,499,501,906
Michael A. Mendelson, M.B.A., S.M.	0	–	19	$9,349,150,765	0	–
Scott Metchick	0	–	19	$3,369,918,628	2	$387,968,992
Mark L. Mitchell, Ph.D.	0	–	7	$1,102,563,406	0	–
Lars N. Nielsen, M.Sc.	1	$134,631,348	26	$7,281,931,211	11	$7,509,923,810
Yao Hua Ooi	0	–	24	$10,373,799,925	0	–
Todd C. Pulvino, Ph.D., A.M., M.S.	0	–	7	$1,102,563,406	0	–
Nathan Sosner, Ph.D.	0	–	5	$810,017,587	0	–
Erik Stamelos**	0	–	4	$435,045,190	0	–
Ashwin Thapar	0	–	30	$7,932,433,779	13	$7,994,062,233

* Account information provided as of January 31, 2022.

** Account information provided as of October 31, 2021.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE